STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Defecit [Member]
Balance at Dec. 31, 2010	$ 99,180	$ 128	$ 191,277	$ (25,057)	$ 822	$ (67,990)
Purchase of treasury stock	(4,009)	(11)	0	(3,998)	0	0
Issuance of shares upon exercise of options and employee stock purchase plan	1,705	2	1,703	0	0	0
Stock compensation related to options granted to employees	3,041	0	3,041	0	0	0
Other comprehensive (loss) income	(1,062)	0	0	0	(1,062)	0
Net income (loss)	7,164	0	0	0	0	7,164
Balance at Dec. 31, 2011	106,019	119	196,021	(29,055)	(240)	(60,826)
Purchase of treasury stock	(6,720)	(7)	0	(6,713)	0	0
Issuance of shares upon exercise of options and employee stock purchase plan	103	0	103	0	0	0
Stock compensation related to options granted to employees	1,529	0	1,529	0	0	0
Other comprehensive (loss) income	1,543	0	0	0	1,543	0
Net income (loss)	(4,177)	0	0	0	0	(4,177)
Balance at Dec. 31, 2012	98,297	112	197,653	(35,768)	1,303	(65,003)
Issuance of shares upon exercise of options and employee stock purchase plan	1,896	2	1,894	0	0	0
Stock compensation related to options granted to employees	1,701	0	1,701	0	0	0
Other comprehensive (loss) income	(1,303)	0	0	0	(1,303)	0
Net income (loss)	4,218	0	0	0	0	4,218
Balance at Dec. 31, 2013	$ 104,809	$ 114	$ 201,248	$ (35,768)	$ 0	$ (60,785)